Time Deposit Maturities	12 Months Ended
Dec. 31, 2018
Maturities of Time Deposits [Abstract]
Time Deposit Maturities
Time Deposit Maturities
Following is a table of maturities for time deposits outstanding on December 31, 2018, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit in increments of $100,000 or more totaled $2.6 billion on December 31, 2018, of this amount $1.1 billion represents Certificates of deposit of $250,000 and more. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2019	$2,794,861
2020	690,119
2021	130,454
2022	396,340
2023	75,270
2024 and after	18,733
Total	$4,105,777